UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

□ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______________to

_________________

Date of Report (Date of earliest event reported): ____________________

Commission File Number of securitizer: _________________

Central Index Key Number of securitizer: _______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule l 5Ga-l (c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule l 5Ga-l (c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule l 5Ga-l (c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001760000

CLAVEL RESIDENTIAL 4 DESIGNATED ACTIVITY COMPANY

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ______________

Name and telephone number, including area code, of the person to contact in connection with this filing

Andrew Chan, +44 20 7425-2475

INFORMATION TO BE INCLUDED IN THE REPORT FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240. lSGa-2) are attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 19, 2025		Morgan Stanley Principal Funding Inc.
(Securitizer)

	By:	/s/ Sajid Zaidi
Name: Sajid Zaidi
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated September 17, 2025, of Deloitte LLP